ROBERT A. KUKULJAN
                                 (612) 340-8734

                                February 9, 1999

Securities and Exchange Commission            VIA EDGAR ELECTRONIC FILING
450 Fifth Street, N.W.                        ---------------------------
Washington, D.C. 20549

     Re:  First American Funds, Inc.
          File Nos.: 2-74747 and 811-3313

Dear Sir or Madam:

          Pursuant to Rule 497(j), First American Funds, Inc. certifies that:

          (1) the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent amendment to the registration statement (Post-Effective Amendment #31 filed February 1, 1999); and

          (2) the text of the most recent amendment to the registration statement has been filed electronically.

                                             Very truly yours,

                                             /s/ Robert A. Kukuljan

                                             Robert A. Kukuljan

cc:  Kathleen Prudhomme